Provisions	12 Months Ended
Jan. 31, 2021
Provisions [abstract]
Provisions
23	Provisions

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Current:
Other provisions	92	5,205
Make good	778	639
	870	5,844

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Non-current:
Make good	1,212	1,796
	1,212	1,796

	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2020	-	5,205	2,435	7,640
Additional provisions recognised	-	-	26	26
Amounts used during the period	-	(5,113)	(506)	(5,619)
Exchange differences	-	-	35	35
Balance at 31 January 2021	-	92	1,990	2,082

	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2019	1,085	-	2,208	3,293
Impact of IFRS 16*	(1,102)	-	-	(1,102)
Additional provisions recognised	-	5,205	307	5,512
Amounts used during the period	-	-	(64)	(80)
Exchange differences	17	-	(16)	1
Balance at 31 January 2020	-	5,205	2,435	7,640

Other provisions

On 31 January 2020, the Group entered into an agreement terminating the license agreement with Heidi Klum. The termination agreement provides that we may continue selling existing Heidi Klum branded products, as well as Heidi Klum branded products manufactured on or prior to June 30, 2020 under existing contracts. The right to continue selling such products will continue until six months after the date of the termination agreement in the Northern Hemisphere and until 12 months after the date of the termination agreement in the Southern Hemisphere. A termination fee to Heidi Klum in lieu of further royalties is payable in instalments through to 30 December 2020. At 31 January 2020 the termination costs of the contract are greater than the economic benefit and hence the contract has been identified as onerous. A provision is recognised for an amount the termination costs exceed the economic benefits. At 31 January 2021, this provision has been fully utilised.

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (2019: 2%), and other market assumptions and re-assessed annually.

During the 2021 financial year an additional $26,000 (2020: $307,000) was recognised in relation to new retail leases in New Zealand and Australia.